R2, R5, R6 Shares | JPMorgan Intrepid Growth Fund
JPMorgan Intrepid Growth Fund Class/Ticker: R2/JIGZX; R5/JGIRX
What is the goal of the Fund?
The Fund seeks to provide long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - R2, R5, R6 Shares JPMorgan Intrepid Growth Fund		Class R2	Class R5
Management Fees		0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.50%	none
Other Expenses		0.43%	0.23%
Shareholder Service Fees		0.25%	0.05%
Remainder of Other Expenses		0.18%	0.18%
Total Annual Fund Operating Expenses		1.58%	0.88%
Fee Waivers and Expense Reimbursements	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	1.50%	0.80%
[1]	The Fund's adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract can- not be terminated prior to 11/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - R2, R5, R6 Shares JPMorgan Intrepid Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	153	491	853	1,872
Class R5	82	273	480	1,077

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - R2, R5, R6 Shares JPMorgan Intrepid Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class R2	153	491	853	1,872
Class R5	82	273	480	1,077

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

What are the Fund's main investment strategies?

Under normal circumstances, the Fund invests at least 80% of its Assets in equity investments of large and mid capitalization companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund generally defines large capitalization companies as those with a market capitalization over $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between $1 billion and $10 billion, at the time of purchase. In implementing its main strategies, the Fund invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund's investment criteria or if the adviser believes that more attractive opportunities are available.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Fund may invest in large and mid capitalization companies, the Fund's risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivative Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Class R5 Shares has varied from year to year for the past seven calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. The table compares that performance to the Russell 1000® Growth Index and the Lipper Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Fund's designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance for the Class R5 Shares is based on the performance of the Select Class Shares prior to the inception of the Class R5 Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares. The performance in the table for Class R2 Shares is based on the performance of Class A and Select Class Shares prior to the inception of the Class R2 Shares. The actual returns of Class R2 Shares would have been lower because Class R2 Shares have higher expenses than Class A and Select Class Shares. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.79%
Worst Quarter	4th quarter, 2008	–22.08%
The Fund's year-to-date total return through 9/30/11 was –7.38%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - R2, R5, R6 Shares JPMorgan Intrepid Growth Fund	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
Class R5	16.08%	2.94%	8.46%	Feb. 28, 2003
Class R5 Return After Taxes on Distributions	15.90%	2.75%	7.69%	Feb. 28, 2003
Class R5 Return After Taxes on Distributions and Sale of Fund Shares	10.70%	2.50%	7.05%	Feb. 28, 2003
Class R2	15.31%	2.39%	8.07%	Feb. 28, 2003
RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	16.71%	3.75%	7.77%
LIPPER LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	15.13%	2.38%	7.08%

After-tax returns are shown only for the Class R5 Shares, and after-tax returns for the other class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.